Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Profit/(loss) for the year	£ 266	£ 590	£ 408
Items that may be reclassified to the income statement
Currency translation adjustment disposed	4	(4)	(51)
Attributable tax	5	(4)	9
Items that are not reclassified to the income statement
Fair value gain on other financial assets	20	8	13
Attributable tax	(4)		(4)
Attributable tax	22	9	(42)
Other comprehensive income/(expense) for the year	(217)	124	(155)
Total comprehensive income for the year	49	714	253
Attributable to:
Equity holders of the company	47	712	251
Non-controlling interest	2	2	2
Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(113)	91	(158)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	(145)	22	175
Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(2)	(1)	(104)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	£ (4)	£ 3	£ 7